Derivative Financial Instruments - Warrants (Details) - Forge Nano, Inc. - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Derivative Financial Instruments
Beginning balance	339,299	404,729
Exercised	(26,172)	(65,430)
Ending balance	313,127	339,299